Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization and Basis of Presentation
Organization and Basis of Presentation

Note 1.Organization and Basis of Presentation

Organization

Global Partners LP (the “Partnership”) is a publicly traded Delaware master limited partnership formed in March 2005.  As of September 30, 2014, the Partnership had the following wholly owned subsidiaries:  Global Companies LLC, Glen Hes Corp., Global Montello Group Corp. (“GMG”), Chelsea Sandwich LLC, Global Energy Marketing LLC, Alliance Energy LLC (“Alliance”), Bursaw Oil LLC, GLP Finance Corp. (“GLP Finance”), Global Energy Marketing II LLC, Global CNG LLC, Cascade Kelly Holdings LLC and Global Partners Energy Canada ULC.  Global GP LLC, the Partnership’s general partner (the “General Partner”) manages the Partnership’s operations and activities and employs its officers and substantially all of its personnel, except for certain of its gasoline station and convenience store employees and certain union personnel who are employed by GMG.

The Partnership is a midstream logistics and marketing company.  The Partnership is one of the largest distributors of gasoline (including gasoline blendstocks such as ethanol and naphtha), distillates (such as home heating oil, diesel and kerosene), residual oil and renewable fuels to wholesalers, retailers and commercial customers in the New England states and New York.  The Partnership also engages in the purchasing, selling and logistics of transporting domestic and Canadian crude oil and other products via rail, establishing a “virtual pipeline” from the mid-continent region of the United States and Canada to the East and West Coasts for distribution to refiners and other customers.  The Partnership owns, controls or has access to one of the largest terminal networks of refined petroleum products and renewable fuels in Massachusetts, Maine, Connecticut, Vermont, New Hampshire, Rhode Island, New York, New Jersey and Pennsylvania (collectively, the “Northeast”). The Partnership also owns and controls transload terminals in North Dakota and Oregon that extend its origin-to-destination capabilities. The Partnership is a major multi-brand gasoline distributor and, as of September 30, 2014, had a portfolio of approximately 900 owned, leased and/or supplied gasoline stations primarily in the Northeast.  The Partnership receives revenue from retail sales of gasoline, convenience store sales and gasoline station rental income.  The Partnership is also a distributor of natural gas and propane.

On February 1, 2013, the Partnership acquired a 60% membership interest in Basin Transload, LLC (“Basin Transload”), and on February 15, 2013, the Partnership acquired 100% of the membership interests in Cascade Kelly Holdings LLC (“Cascade Kelly”).  See Note 2.

The General Partner, which holds a 0.83% general partner interest in the Partnership, is owned by affiliates of the Slifka family.  As of September 30, 2014, affiliates of the General Partner, including its directors and executive officers and their affiliates, owned 11,618,554 common units, representing a 42.4% limited partner interest.

Basis of Presentation

The financial results of Basin Transload for the eight months ended September 30, 2013 and of Cascade Kelly for the seven and one-half months ended September 30, 2013 are included in the accompanying statements of income for the nine months ended September 30, 2013.  The Partnership consolidates the balance sheet and statement of operations of Basin Transload because the Partnership controls the entity.  The accompanying consolidated financial statements as of September 30, 2014 and December 31, 2013 and for the three and nine months ended September 30, 2014 and 2013 reflect the accounts of the Partnership.  Upon consolidation, all intercompany balances and transactions have been eliminated.

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of the financial condition and operating results for the interim periods.  The interim financial information, which has been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”), should be read in conjunction with the consolidated financial statements for the year ended December 31, 2013 and notes thereto contained in the Partnership’s Annual Report on Form 10-K.  The significant accounting policies described in Note 2, “Summary of Significant Accounting Policies,” of such Annual Report on Form 10-K are the same used in preparing the accompanying consolidated financial statements.

The results of operations for the three and nine months ended September 30, 2014 are not necessarily indicative of the results of operations that will be realized for the entire year ending December 31, 2014.  The consolidated balance sheet at December 31, 2013 has been derived from the audited consolidated financial statements included in the Partnership’s Annual Report on Form 10-K for the year ended December 31, 2013.

Due to the nature of the Partnership’s business and its reliance, in part, on consumer travel and spending patterns, the Partnership may experience more demand for gasoline and gasoline blendstocks during the late spring and summer months than during the fall and winter.  Travel and recreational activities are typically higher in these months in the geographic areas in which the Partnership operates, increasing the demand for gasoline and gasoline blendstocks that the Partnership distributes.  Therefore, the Partnership’s volumes in gasoline and gasoline blendstocks are typically higher in the second and third quarters of the calendar year.  As demand for some of the Partnership’s refined petroleum products, specifically home heating oil and residual oil for space heating purposes, is generally greater during the winter months, heating oil and residual oil sales are generally higher during the first and fourth quarters of the calendar year. These factors may result in significant fluctuations in the Partnership’s quarterly operating results.

Noncontrolling Interest

These financial statements reflect the application of ASC 810, “Consolidations” (“ASC 810”) which establishes accounting and reporting standards that require: (i) the ownership interest in subsidiaries held by parties other than the parent to be clearly identified and presented in the consolidated balance sheet within shareholder’s equity, but separate from the parent’s equity; (ii) the amount of consolidated net income attributable to the parent and the noncontrolling interest to be clearly identified and presented on the face of the consolidated statement of income and (iii) changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary to be accounted for consistently.

The Partnership acquired a 60% interest in Basin Transload on February 1, 2013.  After evaluating ASC 810, the Partnership concluded it is appropriate to consolidate the balance sheet and statement of income of Basin Transload based on an evaluation of the outstanding voting interests.  Amounts pertaining to the noncontrolling ownership interest held by third parties in the financial position and operating results of the Partnership are reported as a noncontrolling interest in the accompanying consolidated balance sheet and statement of income.

Concentration of Risk

The following table presents the Partnership’s product sales and logistics revenue as a percentage of total sales for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Gasoline sales: gasoline and gasoline blendstocks such as ethanol and naphtha	65%	65%	62%	59%
Crude oil sales and logistics revenue	15%	18%	14%	19%
Distillates (home heating oil, diesel and kerosene), residual oil, natural gas and propane sales	20%	17%	24%	22%
Total	100%	100%	100%	100%

The Partnership had one significant customer, ExxonMobil Corporation (“ExxonMobil”), that accounted for approximately 19% and 17% of total sales for the three and nine months ended September 30, 2014, respectively.  The Partnership had two significant customers, ExxonMobil and Phillips 66, which accounted for approximately 18% and 11%, respectively, of total sales for the three months ended September 30, 2013 and approximately 15% and 14%, respectively, of total sales for the nine months ended September 30, 2013.

Note 1. Organization and Basis of Presentation

Organization

        Global Partners LP (the "Partnership") is a publicly traded Delaware master limited partnership formed in March 2005. As of December 31, 2013, the Partnership had the following wholly owned subsidiaries: Global Companies LLC, Glen Hes Corp., Global Montello Group Corp. ("GMG"), Chelsea Sandwich LLC, Global Energy Marketing LLC, Alliance Energy LLC, Bursaw Oil LLC, GLP Finance Corp., Global Energy Marketing II LLC, Global CNG LLC and Cascade Kelly Holdings LLC. Global GP LLC, the Partnership's general partner (the "General Partner") manages the Partnership's operations and activities and employs its officers and substantially all of its personnel, except for its gasoline station and convenience store employees and certain union personnel who are employed by GMG.

        The Partnership is a midstream logistics and marketing company. The Partnership is one of the largest distributors of gasoline (including gasoline blendstocks such as ethanol and naphtha), distillates (such as home heating oil, diesel and kerosene), residual oil and renewable fuels to wholesalers, retailers and commercial customers in the New England states and New York. The Partnership also engages in the purchasing, selling and logistics of transporting domestic and Canadian crude oil and other products via rail, establishing a "virtual pipeline" from the mid-continent region of the United States and Canada to the East and West Coasts for distribution to refiners and other customers. The Partnership owns, controls or has access to one of the largest terminal networks of refined petroleum products and renewable fuels in Massachusetts, Maine, Connecticut, Vermont, New Hampshire, Rhode Island, New York, New Jersey and Pennsylvania (collectively, the "Northeast"). The Partnership also owns and controls terminals in North Dakota and Oregon that extend its origin-to-destination capabilities. The Partnership is a major multi-brand gasoline distributor and, as of December 31, 2013, had a portfolio of approximately 900 owned, leased and/or supplied gasoline stations primarily in the Northeast. The Partnership receives revenue from retail sales of gasoline, convenience store sales and gasoline station rental income. The Partnership is also a distributor of natural gas and propane.

        On March 1, 2012, the Partnership acquired from AE Holdings Corp. ("AE Holdings") 100% of the outstanding membership interests in Alliance Energy LLC ("Alliance") (see Note 3). Prior to the closing of the acquisition, Alliance was wholly owned by AE Holdings, which on March 1, 2012 was 95% owned by members of the Slifka family. No member of the Slifka family owned a controlling interest in AE Holdings, nor currently owns a controlling interest in the General Partner. Three independent directors of the General Partner's board of directors serve on a conflicts committee. The conflicts committee unanimously approved the Alliance acquisition and received advice from its independent counsel and independent financial adviser.

        On February 1, 2013, the Partnership acquired a 60% membership interest in Basin Transload LLC ("Basin Transload"), and on February 15, 2013, the Partnership acquired 100% of the membership interests in Cascade Kelly Holdings LLC ("Cascade Kelly"). See Note 3.

        The General Partner, which holds a 0.83% general partner interest in the Partnership, is owned by affiliates of the Slifka family. As of December 31, 2013, affiliates of the General Partner, including its directors and executive officers and their affiliates, owned 11,599,336 common units, representing a 42.3% limited partner interest.